Acquisitions - Consideration paid for acquiring asset and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions
Goodwill	£ 140	£ 146	£ 68
Intangible assets	134	72	64
Property, plant and equipment			1
Current assets	3	6	3
Current liabilities	(6)	(14)	(10)
Borrowings	(2)
Deferred tax	(25)	(15)	(6)
Net assets acquired	244	195	120
Consideration (after taking account of net cash acquired)	244	195	120
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(2)	(30)	(12)
Net cash flow	242	165	108
Net cash acquired	1	7	4
Total consideration for acquisitions, including acquisition of non-controlling interest	270	195
Total consideration for acquisitions adjusted for cash acquired	243	188
Cash spent on acquisitions	260	170	124
Deferred consideration for past and current year acquisitions	£ 18	£ 5	£ 16